Disclosures About Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available-for-sale:
Other assets	$ 10,965	$ 7,592
Total assets at fair value	317,278	310,731
Other real estate owned	15,307	19,117
Total Carrying Value in the Consolidated Balance Sheet [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	317,278	310,731
Other assets	6,315	2,001
Total assets at fair value	323,593	312,732
Other real estate owned	15,307	19,117
Impaired loans, net (1)	34,125	49,474
Total	49,432	68,591
Total Carrying Value in the Consolidated Balance Sheet [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	122,698	114,926
Total Carrying Value in the Consolidated Balance Sheet [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	181,128	194,167
Total Carrying Value in the Consolidated Balance Sheet [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	13,452	1,638
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Other assets
Total assets at fair value
Other real estate owned
Impaired loans, net (1)
Total
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	317,278	310,731
Other assets
Total assets at fair value	317,278	310,731
Other real estate owned
Impaired loans, net (1)
Total
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	122,698	114,926
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	181,128	194,167
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale	13,452	1,638
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Other assets	6,315	2,001
Total assets at fair value	6,315	2,001
Other real estate owned	15,307	19,117
Impaired loans, net (1)	34,125	49,474
Total	49,432	68,591
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | U.S. Government sponsored enterprises [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Mortgage-backed securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale
Total Carrying Value in the Consolidated Balance Sheet [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | State and Municipal Securities [Member]
Investment securities available-for-sale:
Total investment securities available-for-sale